Operating Revenue	12 Months Ended
Dec. 31, 2012
Operating Revenue
Operating Revenue

17. Operating Revenue

        Operating revenue from significant customers (constituting more than 10% of total revenue) for the years ended December 31, were as follows:

Charterer	2012	2011	2010
HMM Korea	24%	15%	19%
CMA CGM	24%	17%	17%
Hanjin	17%	18%	Under 10%
YML	10%	14%	17%
ZIM	Under 10%	11%	14%
CSCL	Under 10%	10%	13%